Unaudited Condensed Consolidated Statements of Changes in Stockholders’ Equity (Deficit) - USD ($)	Preferred Stock Series Seed	Preferred Stock Series Seed-1	Preferred Stock Series Seed-2	Preferred Stock Series Seed-3	Common Stock	Additional Paid-in Capital	Subscription Receivable	Accumulated Deficit	Total
Balances at Dec. 31, 2021	$ 283	$ 244	$ 209	$ 36	$ 711	$ 29,984,430		$ (21,665,518)	$ 8,320,395
Balances (in Shares) at Dec. 31, 2021	2,834,033	2,440,411	2,088,696	357,836	7,111,123
Vested restricted stock purchased with recourse notes						4,250	(165,719)		(161,469)
Vested restricted stock purchased with recourse notes (in Shares)					2,820
Warrants issued in connection with note payable						49,000			49,000
Issuance of Series Seed preferred stock	$ 26					999,973			999,999
Issuance of Series Seed preferred stock (in Shares)	257,639
Restricted stock awards repurchased					$ (28)	28
Restricted stock awards repurchased (in Shares)					(287,591)
Exercise of warrants (in Shares)
Stock-based compensation						195,056			$ 195,056
Net loss								(21,855,127)	(21,855,127)
Balances at Dec. 31, 2022	$ 309	$ 244	$ 209	$ 36	$ 683	31,232,737	(165,719)	(43,520,645)	(12,452,146)
Balances (in Shares) at Dec. 31, 2022	3,091,672	2,440,411	2,088,696	357,836	6,826,352
Vested restricted stock purchased with recourse notes						3,436	(1,202)		2,234
Vested restricted stock purchased with recourse notes (in Shares)					2,820
Restricted stock awards repurchased					$ (24)				(24)
Restricted stock awards repurchased (in Shares)					(238,625)
Stock-based compensation						93,943			93,943
Net loss								(5,138,122)	(5,138,122)
Balances at Mar. 31, 2023	$ 309	$ 244	$ 209	$ 36	$ 659	31,330,116	(166,921)	(48,658,767)	(17,494,115)
Balances (in Shares) at Mar. 31, 2023	3,091,672	2,440,411	2,088,696	357,836	6,590,547
Balances at Dec. 31, 2022	$ 309	$ 244	$ 209	$ 36	$ 683	31,232,737	(165,719)	(43,520,645)	(12,452,146)
Balances (in Shares) at Dec. 31, 2022	3,091,672	2,440,411	2,088,696	357,836	6,826,352
Issuance of common stock pursuant to private placement					$ 304	12,160,256			12,160,560
Issuance of common stock pursuant to private placement (in Shares)					3,040,140
Conversion of convertible note and derivative into common stock in connection with Merger					$ 94	3,751,781			3,751,875
Conversion of convertible note and derivative into common stock in connection with Merger (in Shares)					937,961
Conversion of SAFEs into common stock in connection with Merger					$ 437	17,489,967			17,490,404
Conversion of SAFEs into common stock in connection with Merger (in Shares)					4,372,601
Conversion of preferred stock into common stock in connection with Merger	$ (309)	$ (244)	$ (209)	$ (36)	$ 798
Conversion of preferred stock into common stock in connection with Merger (in Shares)	(3,091,672)	(2,440,411)	(2,088,696)	(357,836)	7,978,616
Patricia shares converted into common stock upon the Merger					$ 150	(150)
Patricia shares converted into common stock upon the Merger (in Shares)					1,500,000
Issuance of common stock pursuant to private placement offering, net of offering costs					$ 14	574,110			574,124
Issuance of common stock pursuant to private placement offering, net of offering costs (in Shares)					143,531
Offering costs consists in connection with issuance of common stock pursuant to Merger						(2,289,697)			(2,289,697)
Vested restricted stock purchased with recourse notes						13,735	(3,897)		9,838
Vested restricted stock purchased with recourse notes (in Shares)					11,194
Warrants issued in connection with note payable						991,000			991,000
Restricted stock awards repurchased					$ (32)	29			(3)
Restricted stock awards repurchased (in Shares)					(319,118)
Exercise of warrants					$ 2	(2)
Exercise of warrants (in Shares)					17,518
Stock-based compensation						544,375			$ 544,375
Net loss								(24,813,736)	(24,813,736)
Balances at Dec. 31, 2023					$ 2,450	64,468,141	(169,616)	(68,334,381)	(4,033,406)
Balances (in Shares) at Dec. 31, 2023					24,508,795
Exercise of warrants					$ 12	5,820			$ 5,832
Exercise of warrants (in Shares)					125,000
Interest on recourse loan							3,987		$ 3,987
Stock-based compensation						4,255,432			4,255,432
Net loss								(9,037,971)	(9,037,971)
Balances at Mar. 31, 2024					$ 2,462	$ 68,729,393	$ (165,629)	$ (77,372,352)	$ (8,806,126)
Balances (in Shares) at Mar. 31, 2024					24,633,795